Changes in investments in associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	₩ 631,294	₩ 353,600
Investment and Dividend	17,617	282,744
Equity method income (loss)	17,488	20,393	₩ 9,995
Change in other comprehensive income	10,780	(25,299)
Impairment loss	(5,849)	(144)	₩ (7,339)
Investments in associates	671,330	631,294
Associates
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	631,294	353,600
Investment and Dividend	17,617	282,744
Equity method income (loss)	17,488	20,393
Change in other comprehensive income	10,780	(25,299)
Impairment loss	(5,849)	(144)
Investments in associates	671,330	631,294
BNP Paribas Cardif Life Insurance
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	52,616	60,213
Investment and Dividend	(2,043)	(255)
Equity method income (loss)	783	3,682
Change in other comprehensive income	(1,540)	(11,024)
Impairment loss	0	0
Investments in associates	49,816	52,616
Aju Capital Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	40,836
Investment and Dividend	0	(42,022)
Equity method income (loss)	0	438
Change in other comprehensive income	0	748
Impairment loss	0	0
Investments in associates	0	0
Daewontos Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	0	0
Equity method income (loss)	0	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	0	0
Songrim Partners
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	48
Investment and Dividend	0
Equity method income (loss)	(48)
Change in other comprehensive income	0
Impairment loss	0
Investments in associates	0
Neoplux Technology Valuation Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	13,470	7,526
Investment and Dividend	6,000	3,890
Equity method income (loss)	(242)	1,564
Change in other comprehensive income	(490)	490
Impairment loss	0	0
Investments in associates	18,738	13,470
JAEYOUNG SOLUTEC CO., LTD.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,849	5,736
Investment and Dividend	(2,865)	0
Equity method income (loss)	(836)	(2,009)
Change in other comprehensive income	(148)	122
Impairment loss	0	0
Investments in associates		3,849
Partners 4th Growth Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	13,390	4,555
Investment and Dividend	2,597	9,220
Equity method income (loss)	625	(385)
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	16,612	13,390
JAEYANG INDUSTRY
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	0	0
Equity method income (loss)	0	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	0	0
Chungyoung INC
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	0	0
Equity method income (loss)	0	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates		0
KTB Newlake Global Healthcare PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,653
Investment and Dividend	7,470
Equity method income (loss)	(238)
Change in other comprehensive income	0
Impairment loss	0
Investments in associates	9,885
DAEKWANG SEMICONDUCTOR CO., LTD.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,824	4,776
Investment and Dividend	0	0
Equity method income (loss)	(490)	(952)
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	3,334	3,824
Dream High Fund III
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,144
Investment and Dividend		0
Equity method income (loss)		(109)
Change in other comprehensive income		(830)
Impairment loss		0
Investments in associates		2,205
Shinhan-Neoplux Energy Newbiz Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	1,400
Investment and Dividend	2,800
Equity method income (loss)	(226)
Change in other comprehensive income	0
Impairment loss	0
Investments in associates	3,974
Shinhan-Albatross Tech Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,672
Investment and Dividend	6,000
Equity method income (loss)	(70)
Change in other comprehensive income	306
Impairment loss	0
Investments in associates	8,908
Asia Pacific No.39 Ship Investment Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,682	5,176
Investment and Dividend	(4,803)	(802)
Equity method income (loss)	121	300
Change in other comprehensive income	0	8
Impairment loss	0	0
Investments in associates		4,682
KCLAVIS Meister Fund No.17
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,039	2,989
Investment and Dividend	0	0
Equity method income (loss)	44	50
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	3,083	3,039
SG No.9 Corporate Recovery Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,963	3,982
Investment and Dividend	(3,102)	(192)
Equity method income (loss)	566	173
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	1,427	3,963
Plutus-SG Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,251	4,299
Investment and Dividend	(132)	(132)
Equity method income (loss)	133	84
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	4,252	4,251
SG ARGES Private Equity Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	6,422	8,976
Investment and Dividend	(2,295)	(2,754)
Equity method income (loss)	214	200
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	4,341	6,422
OST Progress- 2 Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,895	1,460
Investment and Dividend	(4,895)	3,500
Equity method income (loss)	0	(65)
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates		4,895
Eum Private Equity Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,925	5,933
Investment and Dividend	(277)	(1,362)
Equity method income (loss)	241	354
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	4,889	4,925
Richmond Private Yong in Retail Facility Real Estate Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	8,101	0
Investment and Dividend	(10,286)	7,223
Equity method income (loss)	2,185	878
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates		8,101
KTB Confidence Private Placement
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	6,403	0
Investment and Dividend	(389)	4,927
Equity method income (loss)	387	377
Change in other comprehensive income	(1,099)	1,099
Impairment loss	0	0
Investments in associates	5,302	6,403
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	6,757	0
Investment and Dividend	(1,518)	6,504
Equity method income (loss)	193	457
Change in other comprehensive income	0	(204)
Impairment loss	0	0
Investments in associates	5,432	6,757
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	8,387	0
Investment and Dividend	(305)	8,012
Equity method income (loss)	347	628
Change in other comprehensive income	0	(253)
Impairment loss	0	0
Investments in associates	8,429	8,387
Pine Asia Unsecured Individual Rehabilitation Bond Fund 18
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	6,012	0
Investment and Dividend	(6,035)	5,867
Equity method income (loss)	23	145
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates		6,012
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE R/E INV TR 4
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	1,638
Investment and Dividend	3,060
Equity method income (loss)	133
Change in other comprehensive income	0
Impairment loss	0
Investments in associates	4,831
Platform Partners brick save Private Investment trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	8,069	0
Investment and Dividend	(496)	7,877
Equity method income (loss)	547	192
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	8,120	8,069
Synergy-Shinhan Mezzanine New Technology Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,999	0
Investment and Dividend	5,000	5,000
Equity method income (loss)	150	(1)
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	10,149	4,999
The Asia Pacific Capital Fund II L.P.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,307	11,579
Investment and Dividend	(3,004)	454
Equity method income (loss)	(656)	(901)
Change in other comprehensive income	2,602	(3,825)
Impairment loss	(5,849)	0
Investments in associates	400	7,307
Shinhan Praxis K-Growth Global Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	18,954	13,533
Investment and Dividend	(7,473)	6,415
Equity method income (loss)	5,046	(1,590)
Change in other comprehensive income	0	596
Impairment loss	0	0
Investments in associates	16,527	18,954
Credian Healthcare Private Equity Fund II
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,813	4,087
Investment and Dividend	0	0
Equity method income (loss)	740	7
Change in other comprehensive income	0	(281)
Impairment loss	0	0
Investments in associates	4,553	3,813
Kiwoom Milestone Professional Private Real Estate Trust 19
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,408	10,761
Investment and Dividend	(199)	(222)
Equity method income (loss)	210	(131)
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	10,419	10,408
FG EURO GREEN PRIVATE REAL ESTATE TRUST No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		21,237
Investment and Dividend		(841)
Equity method income (loss)		641
Change in other comprehensive income		(577)
Impairment loss		0
Investments in associates		20,460
AIP EUROGREEN Private Real Estate Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	20,460
Investment and Dividend	(1,253)
Equity method income (loss)	1,337
Change in other comprehensive income	0
Impairment loss	0
Investments in associates	20,544
Brain Professional Private Trust No.4
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,847	5,316
Investment and Dividend	(1,274)	0
Equity method income (loss)	671	529
Change in other comprehensive income	0	2
Impairment loss	0	0
Investments in associates	5,244	5,847
Hanhwa US Equity Strategy Private Real Estate Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	25,479	25,764
Investment and Dividend	(2,000)	(1,859)
Equity method income (loss)	2,753	1,591
Change in other comprehensive income	0	(17)
Impairment loss	0	0
Investments in associates	26,232	25,479
Brain KS Qualified Privately Placed Fund No.6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,805	4,896
Investment and Dividend	0	0
Equity method income (loss)	292	(78)
Change in other comprehensive income	0	(13)
Impairment loss	0	0
Investments in associates	5,097	4,805
M360 CRE Income Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	153,905	23,167
Investment and Dividend	(171,215)	132,768
Equity method income (loss)	6,183	9,270
Change in other comprehensive income	11,127	(11,300)
Impairment loss	0	0
Investments in associates		153,905
Shinhan Global Healthcare Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,407	0
Investment and Dividend	0	3,440
Equity method income (loss)	(122)	(33)
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	3,285	3,407
JB Power TL Investment Type Private Placement Special Asset Fund 7
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	18,690	0
Investment and Dividend	(2,075)	18,268
Equity method income (loss)	869	422
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	17,484	18,690
IBK AONE convertible 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,122	0
Investment and Dividend	0	5,000
Equity method income (loss)	784	122
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	5,906	5,122
Rico synergy collabo Multi-Mezzanine 3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,026	0
Investment and Dividend	0	5,001
Equity method income (loss)	264	25
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	5,290	5,026
KB NA Hickory Private Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	34,091	0
Investment and Dividend	(1,560)	33,362
Equity method income (loss)	1,829	729
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	34,360	34,091
GB Professional Private Investment Trust 6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	8,600	0
Investment and Dividend	0	8,600
Equity method income (loss)	(12)	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	8,588	8,600
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	20,760	0
Investment and Dividend	(2,357)	21,408
Equity method income (loss)	213	(648)
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	18,616	20,760
SHBNPP Private Korea Equity Long-Short Professional Feeder
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,861	14,180
Investment and Dividend	9,412	(9,972)
Equity method income (loss)	97	653
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	14,370	4,861
SHBNPP Private Multi Strategy Professional Feeder No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	5,014
Investment and Dividend	0	(5,049)
Equity method income (loss)	0	35
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	0	0
Shinhan-Stonebridge Petro PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	19,201	18,487
Investment and Dividend	(1,133)	0
Equity method income (loss)	613	714
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	18,681	19,201
BNP Paribas Cardif General Insurance
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,429	2,584
Investment and Dividend	0	2,750
Equity method income (loss)	(1,026)	(910)
Change in other comprehensive income	20	5
Impairment loss	0	0
Investments in associates	3,423	4,429
Axis Global Growth New Technology Investment Association
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,953	0
Investment and Dividend	0	5,000
Equity method income (loss)	(78)	(47)
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	4,875	4,953
Polaris No7 Start up and Venture Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,359	0
Investment and Dividend	0	4,400
Equity method income (loss)	(21)	(41)
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	4,338	4,359
Hermes Private Investment Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	17,497	0
Investment and Dividend	(5,158)	17,500
Equity method income (loss)	(5,274)	(3)
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	7,065	17,497
Shinhan AIM FoF Fund 1a
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	4,125	0
Equity method income (loss)	226	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	4,351
Daishin Heim Qualified Investor Private Investment Trust No.1808
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	9,786	0
Equity method income (loss)	340	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	10,126
Heungkuk High Class Professional Trust Private Fund 37
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	9,178	0
Equity method income (loss)	260	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	9,438
IGIS Global Credit Fund 150-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	8,529	0
Equity method income (loss)	367	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	8,896
GX SHINHAN INTERVEST 1st Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	34,900	0
Equity method income (loss)	(3,069)	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	31,831
Soo Commerce Platform Growth Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	6,500	0
Equity method income (loss)	(122)	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	6,378
Partner One Value up I Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	12,000	0
Equity method income (loss)	(61)	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	11,939
Genesis No.1 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	46,068	0
Equity method income (loss)	(310)	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	45,758
GMB ICT New Technology Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	8,000	0
Equity method income (loss)	(66)	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	7,934
Soo Delivery Platform Growth Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	9,000	0
Equity method income (loss)	(17)	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	8,983
Genesis North America Power Company No.1 PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	21,592	0
Equity method income (loss)	(768)	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	20,824
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	6,300	0
Equity method income (loss)	(96)	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	6,204
Others
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		33,394
Investment and Dividend		21,820
Equity method income (loss)		4,036
Change in other comprehensive income		(45)
Impairment loss		(144)
Investments in associates		₩ 59,061
Others
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	52,855
Investment and Dividend	37,442
Equity method income (loss)	1,550
Change in other comprehensive income	2
Investments in associates	₩ 91,849